TRADE ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Dec. 31, 2020
TRADE ACCOUNTS RECEIVABLE, NET
Schedule of Accounts receivable

Accounts receivable, net consisted of the following:

	June 30,	December 31,	December 31,
	2020	2020	2020
Third Parties	RMB	RMB	U.S. Dollars
Trade accounts receivable	¥53,752,527	¥37,746,154	$5,778,080
Allowance for doubtful accounts	(5,508,512)	(2,275,086)	(348,263)
Total third-parties, net	¥48,244,015	¥35,471,068	$5,429,817

	June 30,	December 31,	December 31,
	2020	2020	2020
Related Party	RMB	RMB	U.S. Dollars
Urumqi Yikeli Automatic Control Equipment Co., Ltd.	¥3,409,912	¥—	$—
Allowance for doubtful accounts	(340,992)	—	—
Total related-party, net	¥3,068,920	¥—	$—

Schedule of Movement of allowance for doubtful accounts

Movement of allowance for doubtful accounts is as follows:

	June 30,	December 31,	December 31,
	2020	2020	2020
	RMB	RMB	U.S. Dollars
Beginning balance	¥3,645,334	¥5,849,504	$895,428
Charge to (reversal of) expense	2,204,170	(3,434,339)	(525,721)
Less: write-off	—	(140,079)	(21,444)
Ending balance	¥5,849,504	¥2,275,086	$348,263